1. Operations (Details 1) - Associate	12 Months Ended
Dec. 31, 2018
Disclosure of associates [line items]
Associate name	Dona Francisca Energética S.A.
Headquarters	Agudo/RS
Main activity	Production of electricity
Interest	23.0303%
Investor	Copel
Associate name	Foz do Chopim Energética Ltda. (a)
Headquarters	Curitiba/PR
Main activity	Production of electricity
Interest	35.77%
Investor	Copel GeT
Associate name	Carbocampel S.A.
Headquarters	Figueira/PR
Main activity	Coal exploration
Interest	49.00%
Investor	Copel
Associate name	Copel Amec S/C Ltda. - in liquidation
Headquarters	Curitiba/PR
Main activity	Services
Interest	48.00%
Investor	Copel
Associate name	Sercomtel S.A. Telecomunicações (c)
Headquarters	Londrina/PR
Main activity	Telecommunications
Interest	45.00%
Investor	Copel
Associate name	Dominó Holdings Ltda.
Headquarters	Curitiba/PR
Main activity	Interests in companies
Interest	49.00%
Investor	Copel Energia
Associate name	GBX Tietê II Empreendimentos Participações S.A. (b)
Headquarters	São Paulo/SP
Main activity	Incorporation of real estate projects
Interest	19.31%
Investor	UEG